Long-term Borrowings - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) Installment	Dec. 31, 2017 EUR (€)	Nov. 30, 2017 EUR (€)	Jul. 31, 2017 EUR (€)	Jan. 31, 2017 EUR (€)	Jan. 01, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Aug. 31, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 20,943,000	€ 25,717,000				€ 17,961,000
Interest expense related to long-term borrowings	636,000	738,000
Romanian subsidiary [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings denominated in foreign currency	6,631,000
Long term floating rate debt maturity August 2017 [member] | Romanian subsidiary [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt nominal amount							€ 10,000,000
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 6,631,000	7,533,000				8,838,000
Long-term debt maturity	August 2019
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.50%
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Cash receipts to turnover ratio	60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) margin	4.50%
Debt Service Cover Ratio	135.00%
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA	300.00%
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019 [member] | Romanian subsidiary [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 6,631,000
Long-term debt maturity	August 2019
Number of monthly installments | Installment	11
Long-term debt monthly installment	€ 225,000
Long-term debt lump sum repayment	5,050,000
Mortgage loan	16,628,000
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 893,000	2,186,000				3,426,000
Long-term debt nominal amount								€ 5,000,000
Long-term debt maturity	August 2019
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	3.90%
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019 [member] | Matera [member]
Disclosure of detailed information about borrowings [line items]
Mortgage loan	€ 10,000,000
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 2,500,000	3,500,000				4,500,000
Long-term debt nominal amount							5,000,000
Long-term debt maturity	August 2019
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	4.00%
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019 [member] | Long term debt collateralised by mortgages [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 10,000,000
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Earnings before interest, taxes, depreciation and amortization (EBITDA)	€ 3,000,000
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Net Financial Position / Net Equity	25.00%
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 628,000	824,000
Long-term debt maturity	February 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	2.20%
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member] | Italian subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 628,000
Long-term debt nominal amount		1,000,000
Long-term debt maturity	February 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	2.20%
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1,583,000	1,968,000
Long-term debt nominal amount			€ 2,000,000
Long-term debt maturity	November 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	1.90%
2.3% long-term debt with final payment due June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 7,000,000	7,000,000
Long-term debt nominal amount				€ 7,000,000
Long-term debt maturity	June 2025
2.3% long-term debt with final payment due June 2025 [member] | Matera [member]
Disclosure of detailed information about borrowings [line items]
Mortgage loan	€ 14,000,000
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 83,000	123,000				€ 162,000
Long-term debt maturity	December 2020
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.90%
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member] | Italian subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 83,000
Long-term debt nominal amount							€ 200,000
Long-term debt maturity	December 2020
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.90%
Mortgage loan	€ 300,000
3-months Euribor (360) plus a 3,5% spread long-term debt with final payment due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1,625,000	€ 2,063,000
Long-term debt nominal amount					€ 2,500,000
Long-term debt maturity	March 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	3.50%
3-months Euribor (360) plus a 3,5% spread long-term debt with final payment due March 2022 [member] | Third Party Warranty [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 750,000